Digital Assets and Digital Asset ETPs - Schedule of Digital Assets (Details) - Coinshares International Limited [Member] $ in Thousands		Jun. 30, 2026 USD ($) Solana Ethereum Bitcoin XRP Otherdigitalassets		Dec. 31, 2025 USD ($) Solana Ethereum Bitcoin XRP Otherdigitalassets		Dec. 31, 2024 USD ($) Solana Ethereum Bitcoin XRP Otherdigitalassets
Crypto Asset, Holding [Line Items]
Total digital assets, Cost Basis		$ 3,305,600		$ 4,812,438		$ 2,754,615
Total digital assets, Fair Value		$ 2,515,483		$ 3,974,713		$ 4,466,678
Bitcoin [Member]
Crypto Asset, Holding [Line Items]
Total digital assets, Units | Bitcoin		23,353		24,357		25,332
Total digital assets, Cost Basis		$ 1,700,003		$ 2,438,104		$ 1,264,453
Total digital assets, Fair Value		$ 1,363,071		$ 2,132,819		$ 2,370,555
Ethereum [Member]
Crypto Asset, Holding [Line Items]
Total digital assets, Units | Ethereum		380,093		359,966		411,634
Total digital assets, Cost Basis		$ 916,250		$ 1,190,456		$ 1,062,584
Total digital assets, Fair Value		$ 594,499		$ 1,069,940		$ 1,373,680
Solana [Member]
Crypto Asset, Holding [Line Items]
Total digital assets, Units | Solana		3,324,735		2,951,168		1,894,767
Total digital assets, Cost Basis		$ 280,087		$ 588,725		$ 224,674
Total digital assets, Fair Value		$ 243,658		$ 367,985		$ 359,936
XRP [Member]
Crypto Asset, Holding [Line Items]
Total digital assets, Units | XRP		148,664,422		129,750,947		70,009,634
Total digital assets, Cost Basis		$ 203,106		$ 318,238		$ 62,004
Total digital assets, Fair Value		$ 154,125		$ 238,776		$ 145,858
Other digital assets [Member]
Crypto Asset, Holding [Line Items]
Total digital assets, Units | Otherdigitalassets	[2]		[1]		[1],[3]		[3]
Total digital assets, Cost Basis	[2]	$ 206,154	[1]	$ 276,915	[1],[3]	$ 140,900	[3]
Total digital assets, Fair Value	[2]	160,130	[1]	165,193	[1],[3]	216,649	[3]
Treasury Purposes [Member]
Crypto Asset, Holding [Line Items]
Total digital assets, Cost Basis		39,045		39,236		8,894
Total digital assets, Fair Value		$ 26,687		$ 33,354		$ 15,249
Treasury Purposes [Member] | Bitcoin [Member]
Crypto Asset, Holding [Line Items]
Total digital assets, Units | Bitcoin		235		235		163
Total digital assets, Cost Basis		$ 17,929		$ 22,790		$ 8,894
Total digital assets, Fair Value		$ 13,729		$ 20,546		$ 15,249
Treasury Purposes [Member] | Ethereum [Member]
Crypto Asset, Holding [Line Items]
Total digital assets, Units | Ethereum		6,077		2,596
Total digital assets, Cost Basis		$ 16,661		$ 8,421
Total digital assets, Fair Value		$ 9,517		$ 7,717
Treasury Purposes [Member] | Solana [Member]
Crypto Asset, Holding [Line Items]
Total digital assets, Units | Solana		46,933		40,910
Total digital assets, Cost Basis		$ 4,455		$ 8,025
Total digital assets, Fair Value		$ 3,441		$ 5,091

[1]	Excludes various stablecoins held with a total fair value of $26.2 million and $8.2 million as of June 30, 2026 and December 31, 2025, respectively, which are reflected within digital asset receivables in the consolidated balance sheets.
[2]	Includes various other digital asset balances, none of which individually represented a material amount of the fair value of total digital assets.
[3]	Excludes various stablecoins held with a total fair value of $8.2 million and $5.1 million as of December 31, 2025 and 2024, respectively, which are reflected within digital asset receivables in the consolidated balance sheets.